Other assets	12 Months Ended
Dec. 31, 2023
Other assets abstract
Other assets

11. Other assets

Other assets comprise the following at December 31:

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	21,530	420	21,950	17,492	293	17,785
Prepayments and accrued income	11	5,694	5,705	37	5,925	5,962
Advances to suppliers	—	11,296	11,296	—	—	—
Other assets	615	169,067	169,682	689	24,390	25,079
Total	22,156	186,477	208,633	18,218	30,608	48,826

As of December 31, 2023 and 2022, the amount within “Guarantees and deposits given” is mainly due to (i) a deposit made during 2021 with TAC (Tennessee Valley Authority) which supplies power to Ferroglobe USA Metals, LLC. (formerly Core Metals Group, LLC), (ii) the letter of credits related to the insurance company in “Global Specialty Metals, Inc” and (iii) deposits linked to factoring agreements.

As of December 31, 2023, the increase in “other assets” mainly relates to the Company’s benefit from the French regulated access to historic nuclear energy program (ARENH) and the additional agreement with EDF in which we have agreed different electricity prices throughout the year based on demand amounting to $164,259 thousand. The ARENH is a mechanism established which allows energy suppliers to obtain energy under favorable conditions set by the public authorities. The Company received the $164,259 thousand in the first quarter of 2024. The Company deducted this amount from its related expense in “Raw Materials and energy consumption for production” in the consolidated income statements (See Note 27.2).

In 2022, a provision of $18,000 thousand was recognized at Ferroglobe U.S.A Metallurgical, Inc. (formerly Globe Metallurgical Inc.) with respect to civil lawsuits arising out of a 2018 incident at its Selma, Alabama facility in which two employees were injured and one of whom later died. See Note 15. At the time, Ferroglobe U.S.A Metallurgical, Inc. also recorded an expected reimbursement from the Company’s insurer as “other assets” for the same amount.  In Q1 2023, the Company settled these lawsuits fully.